Consolidated statements of changes in equity - EUR (€) € in Thousands	Total	Common stock Class A common stock	Common stock Class B common stock	Treasury stock - Class A Common stock	Reserves	Retained earnings (accumulated deficit)	Accumulated other comprehensive income	Contribution from Parent
Beginning balance at Dec. 31, 2020	€ 664,517	€ 3,358	€ 178,913	€ 0	€ 798,017	€ (438,082)	€ 4	€ 122,307
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)	10,704					10,704
Other comprehensive income (net of tax)	32						32
Share-based compensation expense	17,261				17,261
Conversion of Class B shares		2,174	(21,735)		19,561
Issuance of common stock related to exercise of options and vesting of RSUs, net	1,270	270			1,000
Ending balance at Dec. 31, 2021	693,784	5,802	157,178	0	835,839	(427,378)	36	122,307
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)	(127,218)					(127,218)
Other comprehensive income (net of tax)	18						18
Share-based compensation expense	15,342				15,342
Conversion of Class B shares	0	1,469	(14,692)		13,223
Issuance of common stock related to exercise of options and vesting of RSUs, net	69	187			(118)
Repurchase of common stock	(20,259)			(20,259)
Reissuance of treasury stock				299	(299)
Ending balance at Dec. 31, 2022	561,736	7,458	142,486	(19,960)	863,987	(554,596)	54	122,307
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)	(164,476)					(164,476)
Other comprehensive income (net of tax)	21						21
Share-based compensation expense	9,505				9,505
Issuance of common stock related to exercise of options and vesting of RSUs, net	365	397			(32)
Withholding taxes on net share settlements of equity awards	(6,456)				(6,456)
Treasury stock, retired, amount		1,200		19,960		18,760
Dividend paid to shareholders	(184,381)				(184,381)
Reclassification of share-based compensation expense from equity to liability	(1,290)				(1,290)
Ending balance at Dec. 31, 2023	€ 215,024	€ 6,655	€ 142,486	€ 0	€ 681,333	€ (737,832)	€ 75	€ 122,307